NET LOSS PER SHARE - Schedule of Anti-dilutive Common Equivalent Shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	17,639,652	33,019,535
Outstanding Options to Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	7,522,136	1,903,479
Outstanding Legacy Hyperfine Convertible Preferred Stock (Series A through D)
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares		31,116,056
Outstanding RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	117,516
Earn-Out Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	10,000,000